SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
IT system	$ 62,645	$ 62,597
Less: accumulated amortization	(27,321)	(23,473)
Intangible assets, net	$ 35,324	$ 39,124